Costs and expenses by nature: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and expenses by nature:
Short term benefits	$ 1,235,765	$ 1,167,302	$ 1,039,883
Electric power	544,397	419,909	382,026
Maintenance and conservation	596,043	611,274	447,884
Professional fees	227,817	225,321	251,621
Insurance and bonds	151,041	227,342	127,750
Surveillance services	329,414	294,807	275,206
Cleaning services	263,177	209,447	207,599
Technical assistance	643,891	391,698	175,615
Right of use of assets under concession	1,424,066	948,062	535,379
Amortization and depreciation of intangible assets, furniture and equipment	2,059,237	1,993,342	1,934,766
Consumption of commercial items	489,244	333,192	169,298
Construction services	2,692,694	3,146,166	3,657,086
Termination benefits	4,343	2,866	2,382
Employees' statutory profit sharing	104,731	84,670	3,115
Impairment of accounts receivable	9,681	9,331	154,417
Other	186,424	62,258	143,409
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	$ 10,961,965	$ 10,126,987	$ 9,507,436